Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Overriding Clawback Policy

The Company has in place an Equity Incentive-Based Compensation Clawback Policy (the "Clawback Policy") that complies with SEC rules and related NYSE American listing standards by mandating recovery of incentive-based compensation if it is determined that an accounting restatement is required due to material noncompliance with any financial reporting requirements under the federal securities laws. The Company will recoup incentive-based compensation received by Executive Officers and Senior Employees (each as defined in the Clawback Policy, and inclusive of all NEOs) during the three (3) fiscal years prior to such determination, to the extent those amounts would not have been received based on the restated financial statements.

Furthermore, the Clawback Policy requires recovery of some or all the incentive-based compensation if the Board determines in its sole discretion that an Executive Officer or Senior Employee engaged in gross negligence, intentional misconduct or fraud or caused or otherwise contributed to the need for an accounting restatement during the three fiscal years prior to such determination.

The Clawback Policy is administered by the Board with input from the Compensation Committee and will be reviewed and approved at least annually. The Company filed its Clawback Policy as Exhibit 97.1 to the Form 10-K.